UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Period May 21, 2003 (inception) to June 30, 2003

Federated Bond Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                       FEDERATED
                                                                                          BOND
                                                                                       PORTFOLIO
                                                                                   -------------------
                                                                                   -------------------
ASSETS:
     Investments in securities, market value  (1)                                $        105,001,599
     Cash                                                                                   5,154,855
     Interest receivable                                                                      898,628
     Receivable for investments sold                                                        2,613,616
                                                                                   -------------------
                                                                                   -------------------

     Total assets                                                                         113,668,698
                                                                                   -------------------
                                                                                   -------------------

LIABILITIES:

     Due to investment adviser                                                                 55,264
     Payable for investments purchased                                                     19,542,088
                                                                                   -------------------
                                                                                   -------------------

     Total liabilities                                                                     19,597,352
                                                                                   -------------------
                                                                                   -------------------

NET ASSETS                                                                       $         94,071,346
                                                                                   ===================
                                                                                   ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                               $            941,458
     Additional paid-in capital                                                            93,229,597
     Net unrealized depreciation on investments                                              (217,160)
     Unrdistributed net investment income                                                      78,151
     Accumulated net realized gain on investments                                              39,300
                                                                                   -------------------
                                                                                   -------------------

NET ASSETS                                                                       $         94,071,346
                                                                                   ===================
                                                                                   ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                            $               9.99
                                                                                   ===================
                                                                                   ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           150,000,000
     Outstanding                                                                            9,414,572

(1)  Cost of investments in securities:                                          $        105,218,759

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
PERIOD ENDED JUNE 30, 2003

UNAUDITED
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                      FEDERATED
                                                                                         BOND
                                                                                      PORTFOLIO
                                                                                  -------------------
                                                                                  -------------------
INVESTMENT INCOME:
     Interest                                                                   $            302,589
                                                                                  -------------------
                                                                                  -------------------

EXPENSES:

     Management fees                                                                          70,966
                                                                                  -------------------
                                                                                  -------------------

NET INVESTMENT INCOME                                                                        231,623
                                                                                  -------------------
                                                                                  -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                         39,300
     Change in net unrealized depreciation on investments                                   (217,160)
                                                                                  -------------------
                                                                                  -------------------

     Net realized and unrealized loss on investments                                        (177,860)
                                                                                  -------------------
                                                                                  -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $             53,763
                                                                                  ===================
                                                                                  ===================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED JUNE 30, 2003
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                    FEDERATED
                                                                                       BOND
                                                                                    PORTFOLIO
                                                                                  ---------------
                                                                                  ---------------
                                                                                       2003
                                                                                  ---------------
                                                                                  ---------------
                                                                                       (2)
                                                                                    UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

     Net investment income                                                      $        231,623
     Net realized gain on investments                                                     39,300
     Change in net unrealized depreciation on investments                               (217,160)
                                                                                  ---------------
                                                                                  ---------------

     Net increase in net assets resulting from operations                                 53,763
                                                                                  ---------------
                                                                                  ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                         (153,472)
                                                                                  ---------------
                                                                                  ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                96,235,049
     Reinvestment of distributions                                                       153,472
     Redemptions of shares                                                            (2,217,466)
                                                                                  ---------------
                                                                                  ---------------

     Net increase in net assets resulting from share transactions                     94,171,055
                                                                                  ---------------
                                                                                  ---------------

     Total increase in net assets                                                     94,071,346

NET ASSETS:
     Beginning of period                                                                       0
                                                                                  ---------------
                                                                                  ---------------

     End of period  (1)                                                         $     94,071,346
                                                                                  ===============
                                                                                  ===============


OTHER INFORMATION:

SHARES:

     Sold                                                                              9,619,988
     Issued in reinvestment of distributions                                              15,286
     Redeemed                                                                           (220,702)
                                                                                  ---------------
                                                                                  ---------------

     Net increase                                                                      9,414,572
                                                                                  ===============
                                                                                  ===============

(1) Including undistributed net investment income                               $         78,151

(2) The portfolio commenced operations on May 21, 2003.

See notes to financial statements.


MAXIM SERIES FUND, INC.

                            FEDERATED BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                                Period Ended
                                                                               June 30, 2003 +

                                                                               ----------------
                                                                               ----------------
                                                                                  UNAUDITED

Net Asset Value, Beginning of Period                                         $           10.00

Income from Investment Operations

Net investment income                                                                     0.03
Net realized and unrealized loss                                                         (0.02)
                                                                               ----------------
                                                                               ----------------

Total Income From Investment Operations                                                   0.01
                                                                               ----------------
                                                                               ----------------

Less Distributions

From net investment income                                                               (0.02)
                                                                               ----------------
                                                                               ----------------

Total Distributions                                                                      (0.02)
                                                                               ----------------
                                                                               ----------------

Net Asset Value, End of Period                                               $            9.99
                                                                               ================
                                                                               ================


Total Return                                                                             0.06%  o

Net Assets, End of Period ($000)                                             $          94,071

Ratio of Expenses to Average Net Assets                                                  0.70%  *

Ratio of Net Investment Income to Average Net Assets                                     2.28%  *

Portfolio Turnover Rate                                                                 18.89%  o


 + The portfolio commenced operations on May 21, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized




MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the specific identification method.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the period ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $37,971,928 and $0, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $64,354,554 and $13,786,436, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $105,219,197. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $191,926 and gross depreciation of securities in which there was an excess of tax cost over value of $409,524, resulting in net depreciation of $217,598.

The Maxim Series Fund

Federated Bond Portfolio

BONDS

AEROSPACE & DEFENSE --- 0.81%
    750,000 Raytheon Co                                                  848,957
            Notes
            6.750% August 15, 2007

                                                                        $848,957

AGENCY --- 31.56%

  5,000,000 Fannie Mae                                                 5,108,854
            4.500% June 1, 2018
  4,999,999 Fannie Mae                                                 5,171,145
            5.000% February 1, 2018
  2,000,000 Fannie Mae                                                 2,065,625
            5.000% April 1, 2018
  5,000,000 Fannie Mae                                                 5,219,633
            6.500% January 1, 2031
  3,000,000 Freddie Mac                                                3,065,872
            3.500% April 1, 2008
  5,000,000 Freddie Mac                                                5,184,200
            6.000% December 1, 2032
  2,000,000 Freddie Mac                                                2,078,125
            6.000% April 1, 2033
  5,000,000 Ginnie Mae                                                 5,243,691
            6.000% February 15, 2032
                                                                     $33,137,145

BANKS --- 2.28%

  1,000,000 PNC Funding Corp                                           1,217,676
            Unsecured Subordinated Bonds
            7.500% November 1, 2009

  1,000,000 US Bank NA                                                 1,170,270
            Subordinated Notes
            6.300% February 4, 2014

                                                                      $2,387,946

BROADCAST/MEDIA --- 1.55%

    750,000 Clear Channel Communications Inc                             786,233
            Senior Unsecured Notes
            4.625% January 15, 2008

    750,000 Comcast Corp                                                 843,476
            Senior Unsecured Bonds
            6.500% January 15, 2015

                                                                      $1,629,709

CANADIAN - PROVINCIAL --- 2.04%
  1,000,000 Province of Ontario                                        1,043,462
            Notes
            4.375% February 15, 2013

  1,000,000 Province of Quebec                                         1,093,897
            Notes
            5.500% April 11, 2006

                                                                      $2,137,359

COMPUTER HARDWARE & SYSTEMS --- 1.08%
  1,000,000 International Business Machines Corp                       1,138,878
            Notes
            6.450% August 1, 2007

                                                                      $1,138,878

ELECTRIC COMPANIES --- 0.80%
    750,000 FirstEnergy Corp                                             840,026
            Senior Unsecured Notes
            7.375% November 15, 2031

                                                                        $840,026

FINANCIAL SERVICES --- 6.87%
  1,000,000 Boeing Capital Corp                                        1,127,723
            Notes
            6.500% February 15, 2012

  1,000,000 Citigroup Inc                                              1,114,949
            Senior Notes
            6.750% December 1, 2005

    750,000 Ford Motor Credit Co                                         775,404
            Notes
            7.375% February 1, 2011

    750,000 General Motors Acceptance Corp                               789,602
            Notes
            6.125% September 15, 2006

  1,000,000 Household Finance Corp                                     1,103,639
            Notes
            5.750% January 30, 2007

  1,000,000 USA Education Inc                                          1,109,874
            Notes
            5.625% April 10, 2007

  1,000,000 Washington Mutual Bank FA                                  1,193,091
            Subordinated Notes
            6.875% June 15, 2011

                                                                      $7,214,282

FOOD & BEVERAGES --- 0.84%
    750,000 Kellogg Co                                                   879,547
            Notes
            6.600% April 1, 2011

                                                                        $879,547

GOLD, METALS & MINING --- 0.99%
  1,000,000 BHP Finance USA Ltd                                        1,042,636
            Notes
            4.800% April 15, 2013

                                                                      $1,042,636

INSURANCE RELATED --- 2.22%
  1,000,000 AXA                                                        1,287,884
            Unsecured Notes
            8.600% December 15, 2030

  1,000,000 Travelers Property Casualty Corp                           1,041,276
            Senior Unsecured Notes
            5.000% March 15, 2013

                                                                      $2,329,160

INVESTMENT BANK/BROKERAGE FIRM --- 3.41%
  1,000,000 Goldman Sachs Group Inc                                    1,161,980
            Senior Unsecured Notes
            6.600% January 15, 2012

  1,000,000 Lehman Brothers Holdings Inc                               1,308,302
            Notes
            8.500% August 1, 2015

  1,000,000 Morgan Stanley                                             1,114,214
            Notes
            7.750% June 15, 2005

                                                                      $3,584,496

LEISURE & ENTERTAINMENT --- 0.82%
    750,000 AOL Time Warner Inc                                          865,579
            Bonds
            7.625% April 15, 2031

                                                                        $865,579

OIL & GAS --- 0.91%
    750,000 Devon Financing Corp                                         952,357
            Unsecured Bonds
            7.875% September 30, 2031

                                                                        $952,357

POLLUTION CONTROL --- 0.83%
    750,000 Republic Services Inc                                        869,162
            Senior Unsecured Notes
            6.750% August 15, 2011

                                                                        $869,162

PRINTING & PUBLISHING --- 0.95%
    750,000 News America Holdings Inc                                  1,001,521
            Senior Debentures
            9.250% February 1, 2013

                                                                      $1,001,521

REAL ESTATE --- 0.84%
    750,000 EOP Operating LP                                             878,432
            Unsecured Notes
            7.750% November 15, 2007

                                                                        $878,432

RETAIL --- 2.95%

  1,000,000 CVS Corp                                                   1,095,274
            Unsecured Notes
            5.625% March 15, 2006

    750,000 Kroger Co                                                    875,910
            Senior Unsecured Notes
            7.250% June 1, 2009

  1,000,000 Target Corp                                                1,130,067
            Notes
            5.875% March 1, 2012

                                                                      $3,101,251

SPECIALIZED SERVICES --- 1.16%
  1,000,000 Computer Sciences Corp                                     1,216,025
            Unsecured Notes
            7.375% June 15, 2011

                                                                      $1,216,025

TELEPHONE & TELECOMMUNICATIONS --- 3.68%
    750,000 AT&T Wireless Services Inc                                   841,606
            Senior Notes
            7.350% March 1, 2006

    750,000 Citizens Communications Co                                   970,463
            Senior Unsecured Notes
            9.250% May 15, 2011

    750,000 Sprint Capital Corp                                          856,085
            Senior Unsecured Bonds
            7.625% January 30, 2011

  1,000,000 Verizon Global Funding Corp                                1,200,935
            Senior Unsecured Notes
            7.250% December 1, 2010

                                                                      $3,869,089

U.S. GOVERNMENTS --- 16.46%

  3,000,000 United States of America                                   4,279,161
            3.875% April 15, 2029
    300,000 United States of America                                     397,149
            7.250% May 15, 2016
  2,000,000 United States of America                                   2,489,844
            6.250% May 15, 2030
 10,000,000 United States of America                                  10,116,410
            3.000% January 31, 2004
                                                                     $17,282,564

UTILITIES --- 1.02%

  1,000,000 Duke Energy Corp                                           1,073,632
            Bonds
            6.450% October 15, 2032

                                                                      $1,073,632

TOTAL BONDS --- 84.07%                                               $88,279,753
(Cost $88,496,912)

SHORT-TERM INVESTMENTS


  4,650,000 Fannie Mae                                                 4,649,879
               0.950%, July 2, 2003
  5,361,000 Fannie Mae                                                 5,361,000
               0.950%, July 1, 2003
  3,000,000 Federal Home Loan Bank                                     2,999,014
               0.950%, July  2, 2003
  1,800,000 Federal Home Loan Bank                                     1,799,953
               0.920%, July 14, 2003
  1,912,000 Freddie Mac

1,912,000

               0.950%, July 1, 2003

TOTAL SHORT-TERM INVESTMENTS --- 15.93%                              $16,721,846
(Cost $16,721,846)

TOTAL FEDERATED BOND PORTFOLIO --- 100%                             $105,001,599
(Cost $105,218,758)

Legend

See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003